Financial Assets At Amortized Cost	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial assets at amortized cost
18	Financial assets at amortized cost

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Unlisted securities
Debt Investments	7,641,846	5,002,174

Interest receivable	93,988	121,415

	7,735,834	5,123,589
Less: Provision for impairment losses	(1,171,865)	(1,338,976)

	6,563,969	3,784,613

(a)
As of December 31, 2021, the principal amount of financial assets at amortized cost amounting to RMB1,795 million were past due (2020: RMB2,077 million). An impairment loss of RMB300 million (2020: an impairment loss of RMB29 million) was recognized in 2021 based on the discounted future recoverable amount
estimated at the balance sheet date.

(b)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2019	2,578,915	535,000	278,022	92,990	3,484,927
New financial assets originated or purchased	15,379,522	—	—	99,493	15,479,015
Transfers	(2,403,628)	—	2,403,628	—	—
— From stage 1 to stage 3	(2,403,628)	—	2,403,628	—	—
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(8,331,614)	(535,000)	(26,518)	(59,851)	(8,952,983)

As of December 31, 2019	7,223,195	—	2,655,132	132,632	10,010,959

(c)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2019	16,492	111,437	249,080	71	377,080
New financial assets originated or purchased	64,072	—	—	(661)	63,411
Transfers	(10,014)	—	1,072,170	—	1,062,156
— From stage 1 to stage 3	(10,014)	—	10 ,014	—	—
Net impact on expected credit loss by stage transfer	—	—	1,062,156	—	1,062,156
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(50,718)	(111,437)	(2,758)	(1,932)	(166,845)
Change in parameters of expected credit loss model	(5,835)	—	2,641	55,339	52,145

As of December 31, 2019	13,997	—	1,321,133	52,817	1,387,947

(d)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2020	7,223,195	—	2,655,132	132,632	10,010,959
New financial assets originated or purchased	8,590,588	—	—	59,084	8,649,672
Write-offs	—	—	(221,754)	(12,521)	(234,275)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,300,916)	—	(318,143)	(71,463)	(10,690,522)

As of December 31, 2020	5,512,867	—	2,115,235	107,732	7,735,834

(e)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2020	13,997	—	1,321,133	52,817	1,387,947
New financial assets originated or purchased	8,593	—	—	—	8,593
Write-offs	—	—	(221,754)	(12,521)	(234,275)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,160)	—	(15,444)	(117)	(19,721)
Change in parameters of expected credit loss model	(13,270)	—	56,413	(13,822)	29,321

As of December 31, 2020	5,160	—	1,140,348	26,357	1,171,865

(f)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total

As of January 1, 2021	5,512,867	—	2,115,235	107,732	7,735,834
New financial assets originated or purchased	7,437,143	—	—	604,418	8,041,561
Write-offs	—	—	(17,651)	(8,694)	(26,345)
Disposal in the current period	—	—	(226,843)	—	(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,240,254)	—	(5,500)	(154,864)	(10,400,618)

As of December 31, 2021	2,709,756	—	1,865,241	548,592	5,123,589

(g)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total

As of January 1, 2021	5,160	—	1,140,348	26,357	1,171,865
New financial assets originated or purchased	10,808	—	—	—	10,808
Write-offs	—	—	(17,651)	(8,694)	(26,345)
Disposal in the current period	—	—	(144,320)	—	(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,531)	—	(10,366)	48,184	33,287
Change in parameters of expected credit loss model	467	—	312,491	(19,277)	293,681

As of December 31, 2021	11,904	—	1,280,502	46,570	1,338,976